Financial income (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income	$ 553	$ 605	$ 947
Interest expense:
Interest expense	(19,901)	(21,830)	(24,929)
Amortization and gain (loss) on cash flow hedge	(274)	(173)	(21)
Commitment fees	(977)	(138)	(381)
Amortization of debt issuance cost	(5,677)	(2,289)	(2,361)
Interest expense	(26,829)	(24,430)	(27,692)
Gain (loss) on debt extinguishment			1,030
Other items, net:
Foreign exchange gain (loss)	22	444	(396)
Bank charges, fees and other	(560)	(276)	(297)
Withholding tax on interest expense and other	(2,324)	(2,400)	(2,882)
Total other items, net	(2,862)	(2,232)	(3,575)
Total financial income (expense), net	(29,138)	$ (26,057)	$ (29,290)
Financial covenants	385,000
Revolving credit facility
Other items, net:
Financial covenants	$ 85,000